Treasury Stock (Details)	12 Months Ended
Dec. 31, 2018
521 Plan [Member]
Treasury Stock (Textual)
Description of treasury stock	A total of 178,475,480 ordinary shares, comprising 28,475,480 ordinary shares repurchased from the open market and 150,000,000 ordinary shares purchased from Master Trend, a related party of the Group at the time of the transaction. The shares are repurchased from Master Trend at US$29 per ADS, representing the average closing price of the 30 trading days prior to the Board approval date of June 14, 2018.